united states
securities and exchange commission
washington, d.c. 20549

__________________

form n-csr

__________________

certified shareholder report of registered management
investment companies

Investment Company Act file number:    811-23962

__________________

Sardis Credit Opportunities Fund

(Exact name of registrant as specified in charter)

__________________

4200 Northside Parkway Building 4, Suite 300 Atlanta, GA 30327 (Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Terrence Davis, Esq. & Tanya Boyle, Esq.

DLA Piper, LLP

1201 West Peachtree Street

Suite 2900

Atlanta, GA 30309

__________________

Registrant’s telephone number, including area code:    404-282-5552

Date of fiscal year end:    June 30

Date of reporting period:    December 31, 2025

Item 1. Reports to Stockholders.

Sardis Credit Opportunities Fund

Semi-Annual Report

December 31, 2025

(Unaudited)

Sardis Credit Opportunities Fund
Total Returns(a)
For the period ended December 31, 2025 (Unaudited)

Since Inception
Sardis Credit Opportunities Fund(b)	2.21%
Bloomberg U.S. Aggregate Bond Index(c)	(0.15)%
Bloomberg U.S. Corporate High Yield Bond Index(d)	(0.57)%

____________

(a)      The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Adviser and the Sardis Credit Opportunities Fund (the “Fund”) have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.50% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Temporary Expense Limitation”). The Temporary Expense Limitation Agreement will remain until April 30, 2026. After April 30, 2026, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.00% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). The Expense Limitation Agreement will remain until October 31, 2027, unless and until the Board of Trustees of the Fund approves its modification or termination. The Fund’s total annual operating expenses, before fee waiver and/or reimbursements, were estimated to be 2.07% per the prospectus dated September 22, 2025, as amended. For performance information current to the most recent quarter-end, please call (833) 442-7381 or visit www.sardisfunds.com.

(b)      The Fund commenced operations on November 28, 2025.

(c)      The Bloomberg U.S. Aggregate Bond Index (the “Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Investors cannont invest directly in an index or benchmark.

(d)      The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Investors cannont invest directly in an index or benchmark.

Sardis Credit Opportunities Fund
Portfolio Information
December 31, 2025 (Unaudited)

ASSET ALLOCATION (% of Net Assets)*

* Holdings are subject to change.

Percentages are based on net assets of the Fund.

Money Market Funds	32.94%
Residential Mortgage-Backed Securities	30.73%
Asset-Backed Securities	17.41%
Other Assets in Excess of Liabilities	10.30%
Commercial Mortgage-Backed Securities	8.62%
100.00%

Sardis Credit Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED SECURITIES – 17.41%
ACM Auto Trust, Series 2025-4A, Class B, 8.42%, 8/20/2032(a)	$308,086	$302,750
Greensky Home Improvement Trust, Series 2024-1, 9.00%, 7/25/2059(a)	206,758	215,605
Santander Bank Auto Credit-Linked Notes, Series 2022-B, 11.05%, 1/16/2034(a)	300,000	300,607
Unlock Hea Trust, Series 2023-1, 7.00%, 10/25/2038(a)	254,691	248,960
Upstart Pass-Through Trust, Series 2021-ST7, Class Cert, 0.04%, 9/20/2029(a)(b)(c)	985,000	84,075
Total Asset-Backed Securities (Cost $1,158,652)		1,151,997

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.62%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/2040(a)(b)	100,000	87,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class C, 2.08%, 1/5/2040(b)	242,605	208,439
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, 4.26%, 7/17/2048(b)	300,000	274,171
Total Commercial Mortgage-Backed Securities (Cost $570,689)		570,404

RESIDENTIAL MORTGAGE-BACKED SECURITIES – 30.73%
Residential Mortgage Loan Sponsor, LLC(d)(e)	1,983,050	2,034,000
Total Residential Mortgage-Backed Securities (Cost $1,983,050)		2,034,000

	Shares
MONEY MARKET FUNDS – 32.94%
First American Government Obligations Fund, Class X, 3.67%(f)(g)	2,179,590	2,179,590
Total Money Market Funds (Cost $2,179,590)		2,179,590
Total Investments – 89.70% (Cost $5,891,981)		5,935,991
Other Assets in Excess of Liabilities – 10.30%		681,429
NET ASSETS – 100.00%		$6,617,420

____________

(a)      Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total fair value of these securities amounts to $1,448,230 which represents 21.89% of net assets.

(b)      Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)      Security is currently being valued according to fair value procedures approved by the Board of Directors.

(d)      Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted” securities. As of December 31, 2025, the total fair value of these securities amounts to $2,034,000 which represents 30.73% of net assets.

(e)      Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of December 31, 2025, the percentage of net assets invested in Residential Mortgage Loan Sponsor, LLC was 30.73% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.

(f)      Rate disclosed is the seven day effective yield as of December 31, 2025.

(g)      Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of December 31, 2025, the percentage of net assets invested in First American Government Obligations Fund, Class X was 32.94% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $5,891,981)	$5,935,991
Receivable for fund shares sold	663,525
Receivable for investments sold	16,950
Dividend and interest receivable	12,912
Receivable from Adviser	5,315
Deferred offering costs	35,055
Prepaid expenses	639
Total Assets	6,670,387

Liabilities
Payable to administrator	23,570
Payable for distributions to shareholders	7,173
Payable for audit and tax	5,191
Payable to trustees	4,277
Other accrued expenses	12,756
Total Liabilities	52,967
Net Assets	$6,617,420

Net Assets consist of:
Paid-in capital	$6,573,785
Accumulated earnings	43,635
Net Assets	$6,617,420
Shares outstanding (unlimited number of shares authorized, no par value)	651,314
Net asset value per share	$10.16

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund

Statement of Operations

For the Period Ended December 31, 2025 (Unaudited)(a)

Investment Income
Dividend income	$5,495
Interest income	35,896
Total investment income	41,391

Expenses
Administration fees	13,051
Audit and tax services fees	5,191
Trustee fees	4,277
Legal fees	4,265
Compliance fees	4,180
Management fees	3,328
Transfer agent fees	3,269
Offering	3,254
Fund accounting fees	3,071
Insurance	2,340
Pricing fees	1,445
Custodian fees	1,228
Printing Fees	1,155
Registration and filing fees	11
Miscellaneous	2,536
Total expenses	52,601
Fees waived and expenses reimbursed by Adviser	(46,953)
Net operating expenses	5,648
Net investment income	35,743

Net Realized and Change in Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Investment securities transactions	(310)
Net change in unrealized appreciation on:
Investment securities	44,010
Net realized and change in unrealized gain (loss) on investment securities	43,700
Net increase in net assets resulting from operations	$79,443

____________

(a)      For the period November 28, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund

Statement of Changes in Net Assets

For the Period Ended December 31, 2025(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$35,743
Net realized loss on investment securities transactions	(310)
Change in unrealized appreciation on investment securities	44,010
Net increase in net assets resulting from operations	79,443

Distributions to Shareholders From:
Earnings	(35,808)
Total distributions	(35,808)

Capital Transactions
Proceeds from shares sold	6,445,195
Reinvestment of distributions	28,635
Amount paid for shares redeemed	(45)
Net increase in net assets resulting from capital transactions	6,473,785
Total Increase in Net Assets	6,517,420

Net Assets
Beginning of period	$100,000
End of period	$6,617,420

Share Transactions
Shares sold	648,500
Shares issued in reinvestment of distributions	2,818
Shares redeemed	(4)
Net increase in shares outstanding	651,314

____________

(a)      For the period November 28, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund

Statement of Cash Flows

For the period ended December 31, 2025(a) (Unaudited)

Cash flows resulting from operating activities:
Net increase in net assets resulting from operations	$79,443
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(3,737,114)
Proceeds from sales of investment securities	24,639
Net purchases of short-term investments securities	(2,179,590)
Amortization of premium and accretion of discount on investments, net	(226)
Net realized loss	310
Net change in unrealized appreciation/depreciation on investments	(44,010)
Increase in receivable from Adviser	(5,315)
Increase in receivable for securities sold	(16,950)
Increase in dividends and interest receivable	(12,912)
Increase in deferred offering costs	(35,055)
Increase in prepaid expenses and other assets	(639)
Increase in payable for distributions to shareholders	7,173
Increase in payable for audit and tax fees	5,191
Increase in payable to trustees	4,277
Increase in payable to Administrator	23,570
Increase in other accrued expenses	12,756
Net cash used in operating activities	$(5,874,452)

Cash flows from financing activities:
Proceeds from shares sold	5,881,670
Payment from redemption of shares	(45)
Distributions paid (net of reinvestments)	(7,173)
Net cash provided by financing activities	5,874,452

Net change in cash	—
Cash, beginning of period	—
Cash, end of period	$—

Non-cash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$28,635

____________

(a)      For the period November 28, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended December 31, 2025(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.22

Less distributions to shareholders from:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$10.16
Total Return(b)	2.21	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,617
Ratio of net expenses to average net assets	2.00	%(d)
Ratio of gross expenses to average net assets before waiver	18.60	%(d)
Ratio of net investment income to average net assets	12.64	%(d)
Portfolio turnover rate(e)	0.66	%(c)

____________

(a)      For the period November 28, 2025 (commencement of operations) to December 31, 2025.

(b)      Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)      Not annualized.

(d)      Annualized.

See accompanying notes which are an integral part of these financial statements.

Sardis Credit Opportunities Fund
Notes to the Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION

The Sardis Credit Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on April 23, 2024, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. Sardis Group, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to seek total return through current income and capital appreciation.

Class I shares of the Fund are currently the only class offered to investors at a minimum initial investment of $1,000. Class I shares are offered on a continuous basis at the net asset value (“NAV”) per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies, including Accounting Standard Update 2013-08.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Operating Segments — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation — The Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures, which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination.

Portfolio Investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

The Fund records its investments at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further discussed below.

It is the policy of the Fund to value its portfolio securities using market quotations when readily available. For purposes of this policy, a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined using the valuation methodologies approved by the Board.

Securitized credit instruments, including mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, collateralized debt obligations, and collateralized loan obligations will be valued at the mean of the last bid and offer available or matrix pricing as evaluated by an Independent Pricing Service or broker quote and are expected to be classified as Level 2 portfolio investments.

Corporate debt instruments will be valued at the mean of the last bid and offer available, or matrix pricing as evaluated by an Independent Pricing Service or broker quote and are expected to be classified as Level 2 portfolio investments.

Fixed-income securities will be valued at evaluated prices supplied by Independent Pricing Services, which may use electronic data processing techniques and/or a computerized matrix pricing to determine a fair value and are expected to be classified as Level 2 portfolio investments.

Loans, including mortgages, commercial loans, and consumer loans, will be valued at evaluated prices supplied by Independent Pricing Services which may utilize discounted cash flow analysis, benchmarking, option-adjusted spreads, credit spread adjustments, behavior models, and other analytical techniques. Each method will be tailored to the loan’s characteristics and the availability of market data. Loans are expected to be classified as Level 2 or Level 3 portfolio investments.

Investments in registered investment companies, including money-market funds, will be valued at the published daily NAV of such investments. Investment companies that do not provide timely NAV information will be priced using Morningstar Direct and/or Bloomberg Relative Value or another similar tool that provides a list of funds similar to the funds for which NAV information is not available. The percentage of the change in NAV of such similar funds will be used to create an aggregate average percentage move which will be applied to the portfolio investment. Investment companies are expected to be classified as Level 1 or Level 2 portfolio investments.

Share Valuation — The NAV per share is calculated daily by dividing the total value of the Fund’s total assets, less liabilities of the Fund, by the total number of shares outstanding. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the NAV of the shares.

Federal Income Taxes — The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended December 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Security Transactions and Related Income — The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions — The Fund normally pays dividends, if any, monthly, which all or a portion may consist of a return of capital. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year.

Organizational and Offering Costs — The Adviser advanced all of the Fund’s organizational and initial offering costs and to be subsequently reimbursed by the Fund. Costs of $38,309 incurred in connection with the offering and initial registration of the Fund were deferred and will be amortized on a straight-line basis over the first twelve months of the Fund’s operations. As of December 31, 2025, $35,055 of offering costs remain as an unamortized deferred asset, while $3,254 has been expensed subject to the Fund’s Expense Limitation Agreement.

3. FAIR VALUE MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•        Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•        Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

3. FAIR VALUE MEASUREMENTS (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025, based on the three levels defined previously:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,067,922	$84,075	$1,151,997
Commercial Mortgage-Backed Securities	—	570,404	—	570,404
Residential Mortgage-Backed Securities	—	2,034,000	—	2,034,000
Money Market Funds	2,179,590	—	—	2,179,590
Total	$2,179,590	$3,672,326	$84,075	$5,935,991

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of November 28, 2025	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases
Asset-Backed Securities	$—	$—	$—	$(10,485)	$94,560
Total	$—	$—	$—	$(10,485)	$94,560
	Sales	Settlements (Paydowns)	Balance as of December 31, 2025
Asset-Backed Securities	$—	$—	$84,075
Total	$—	$—	$84,075

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2025 was $(10,485).

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2025:

Level 3 Investment	Fair Value	Valuation Techniques	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input
Asset-Backed Securities	$84,075	Third Party Valuation	Transaction Price	N/A	Increase
	$84,075

4. INVESTMENT ADVISORY SERVICES AND OTHER AGREEMENTS

Under the terms of the management agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly. The Adviser is entitled to a management fee, which is calculated at an annual rate of 1.25% of the Fund’s average daily net assets.

Until April 30, 2026, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Temporary Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 1.50% per annum of

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

4. INVESTMENT ADVISORY SERVICES AND OTHER AGREEMENTS (cont.)

the Fund’s average daily net assets attributable to Class I shares (the “Temporary Expense Limitation”). The Temporary Expense Limitation Agreement will remain until April 30, 2026. After April 30, 2026, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that such expenses exceed 2.00% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). The Expense Limitation Agreement will remain until October 31, 2027, unless and until the Board of Trustees of the Fund (the “Board” or the “Trustees”) approves its modification or termination. The Fund does not anticipate that the Board will terminate the Expense Limitation Agreement during this period. The Expense Limitation Agreement may be terminated only by the Board on 60 days’ written notice to the Adviser.

Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. For the period December 31, 2025, the Adviser waived fees and reimbursed expenses in the amount of $46,953. The amount of organizational costs incurred prior to the commencement of operations, which were also reimbursed by the Adviser, amounted to $169,242. As of December 31, 2025, the Adviser may seek repayment of management fees and expense reimbursements no later than the dates below:

Recoverable Through
July 2, 2028	$169,242
December 31, 2028	46,953

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, transfer agent and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives fees from the Fund.

Under the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

The Fund has adopted a “Shareholder Services Plan” with respect to its Class I shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund, with respect to Class I shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class I shares.

Certain officers of the Fund are also employees of Ultimus or the Adviser and such persons are not paid by the Fund for serving in such capacities.

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee an annual retainer of $15,000, paid quarterly, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Chair of the Board receives an additional $3,500 annually. The Chair of each of the Audit Committee and the Nominating Committee and Governance Committee receives an additional $2,500 annually. None of the executive officers, with the exception of the Chief Compliance Officer, receive compensation from the Fund. The Trustees do not receive any pension or retirement benefits.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

5. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$3,737,114	$24,639

6. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

Gross unrealized appreciation	$64,225
Gross unrealized depreciation	(20,215)
Net unrealized appreciation on investments	$44,010
Tax cost of investments	$5,891,981

7. RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Asset-Backed Securities Risk — The Fund may invest in asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Similarly, ABS may be subject to defaults that result in the loss of principal and/or a downgrade of credit rating reducing the market value of the investment. Delinquencies and defaults are likely to increase during periods of economic decline or distress, but also occur during periods of economic growth. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities (sometimes referred to as “equity”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

Mortgage-Backed Securities Risk — The Fund may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

7. RISK FACTORS (cont.)

mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investment may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss. In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

An investment in subordinated classes of mortgage-backed securities (sometimes referred to as “equity” or “b-piece”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to refinance or sell their properties in order to realize their equity therein, lower their financing costs, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Residential Mortgage-Backed Securities Risk — The Fund may invest in residential mortgage-backed securities (“RMBS”). RMBS are mortgage-backed securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans. Each of these types of RMBS may be impacted differently by changes in the behavior of the underlying borrower.

In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans can typically only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

7. RISK FACTORS (cont.)

Investment Risk — An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets, and the value of these assets and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Closed-End Structure Risk — The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike the shares of many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Liquidity is provided to Shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.

General Market Conditions Risk — An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject. Various sectors of the global financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically during these periods and such adverse market conditions may expanded to other markets. These conditions may result in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain, but may have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Liquidity Risk — The Fund is a closed-end investment company and designed for long-term investors. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors’ interest in the Fund. Market Risk — The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund’s investments.

Sardis Credit Opportunities Fund
Notes to the Financial Statements (Continued)
December 31, 2025 (Unaudited)

7. RISK FACTORS (cont.)

Non-Diversification Risk — The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including open-end funds, ETFs, money market funds, and closed-end funds . The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of December 31, 2025, the Fund had 30.73% in open-end funds and 32.94% of the value of its net assets invested in money market funds. The financial statements of these funds can be found at www.sec.gov and should be read in conjunction with the Fund’s financial statements.

9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the period ended December 31, 2025, the Fund did not complete any quarterly repurchase offers.

11. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

Sardis Credit Opportunities Fund
Investment Advisory Agreement Approval (Unaudited)

In connection with the Board meeting held on June 24, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Adviser.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services.    The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund.

Performance.    The Trustees considered that the Fund is newly formed and, as such, does not have a record of prior performance to submit at the Meeting. The Adviser did not have any comparative performance to present at this time but provided background on their experience and knowledge regarding the fixed income market, public investment strategies, and portfolio analytics. The Adviser provided 1 year, 5 year, and 10 year information for the Fund’s peer group and expected category, due to the recent launch of the Adviser they were unable to provide information on a similar account at this time. The Trustees concluded that, based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses.    The Trustees next considered information regarding the proposed management fee for the Fund. They compared the Fund’s proposed management fee to expense information for the Fund’s peer group and category, as presented by the Adviser, noting that the proposed management fee was below peer group and category average. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability.    The Trustees considered the Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition noting that the Fund was expected to be profitable for the Adviser in both the first and second year of operations.

Economies of Scale.    The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.

Conclusion.    The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Sardis Credit Opportunities Fund
Additional Information (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 442-7381 or on the Fund’s website at www.sardisfunds.com; and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov and on the Fund’s website at www.sardisfunds.com.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the NAV per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s Transfer Agent by telephone at (833) 442-7381.

Sardis Credit Opportunities Fund
Privacy Notice

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-833-442-7381

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tells us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• Sharing for affiliates’ everyday business purposes—information about your creditworthiness
• Affiliates from using your information to market to you
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Sardis-SAR-26

(b)         Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)         The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)         Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)         Not applicable.

(b)         Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)         The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)         Not applicable.

(b)         Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(c)         Not applicable.

(d)         Not applicable.

Item 19. Exhibits.

(a)(1)     Not applicable.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Sardis Credit Opportunities Fund

By (Signature and Title)	/s/ Samuel Dunlap
Samuel Dunlap, President and Principal Executive Officer
Date	3/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel Dunlap
Samuel Dunlap, President and Principal Executive Officer
Date	3/03/2026
By (Signature and Title)	/s/ Jessica Chase
Jessica Chase, Treasurer and Principal Financial Officer
Date	3/03/2026